Loans and advances to customers - Change in gross carrying amount (Details) - Loans and advances to customers $ in Millions	12 Months Ended
Dec. 31, 2018 MXN ($)
Allowance for impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	$ (13,517)
Transfer from Stage 2 to Stage 3	(4,891)
Transfer from Stage 2 to Stage 1	6,162
Originated financial assets	(5,997)
Stage 1 | Allowance for impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	4,804
Transfer from Stage 2 to Stage 1	(2,287)
Originated financial assets	(5,997)
Stage 2 | Allowance for impairment losses
Financial assets
Transfer from Stage 1 to Stage 2	(18,321)
Transfer from Stage 2 to Stage 3	11,379
Transfer from Stage 2 to Stage 1	8,449
Stage 3 | Allowance for impairment losses
Financial assets
Transfer from Stage 2 to Stage 3	(16,270)
Financial assets at amortized cost category | Gross carrying amount
Financial assets
Originated financial assets	871,091
Financial assets at amortized cost category | Stage 1 | Gross carrying amount
Financial assets
Transfer from Stage 1 to Stage 2	(77,762)
Transfer from Stage 2 to Stage 1	46,673
Originated financial assets	871,091
Financial assets at amortized cost category | Stage 2 | Gross carrying amount
Financial assets
Transfer from Stage 1 to Stage 2	77,762
Transfer from Stage 2 to Stage 3	(25,926)
Transfer from Stage 2 to Stage 1	(46,673)
Financial assets at amortized cost category | Stage 3 | Gross carrying amount
Financial assets
Transfer from Stage 2 to Stage 3	$ 25,926